SUBSEQUENT EVENTS (Details) - USD ($)				12 Months Ended
	Feb. 05, 2024	Nov. 30, 2022	Nov. 09, 2022	Dec. 31, 2023	Dec. 31, 2022	May 10, 2021
Subsequent Events [Abstract]
Adjusted redemption price per share				$ 10.40
Class A Common Stock
Subsequent Events [Abstract]
Common shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Chartered Amendment | Class A Common Stock | Subsequent events
Subsequent Events [Abstract]
Exercise of right to redeem the common stocks	93,402
Common shares, par value (in Dollars per share)	$ 0.0001
Special Meeting | Class A Common Stock
Subsequent Events [Abstract]
Exercise of right to redeem the common stocks			13,769,910
Redemption price per share		$ 10.41858638
Redemption accrued amount		$ 261,900
Adjusted redemption price per share		$ 10.40345615
Overpayment, Redemption price per share		$ 0.01513023
Amount of share redemption		$ 208,342